SELECTED STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2020
Other Income and Expenses [Abstract]
Schedule of Selected Statements of Income Data
Financial expenses:

	Year ended December 31,
	2020	2019	2018
Financial expenses:

Interest on short-term and long-term bank credit and bank charges and long-term debt	$(310)	$(360)	$(412)
Foreign exchange loss, net	(1,328)	(1,971)	-

	(1,638)	(2,331)	(412)
Financial income:

Interest on short-term and long-term bank deposits	158	664	670
Foreign exchange gains, net	-	-	1,103

	158	664	1,773

Financial income (expenses), net	$(1,480)	$(1,667)	$1,361